Earnings per share (Details Narrative) - shares	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
EARNINGS (LOSSES) PER SHARE
Unissued shares of restricted stock units	25,331	12,400	28,635	166,661